                            DECHERT PRICE & RHOADS
                              1500 K Street, N.W.
                          Washington, D.C. 20005-1208

                           Telephone: (202) 626-3300


February 27, 1996

Pacific Select Fund
700 Newport Center Drive
Newport Beach, CA 92660

Dear Sirs:

As counsel for Pacific Select Fund (the "Fund") during the fiscal year ended December 31, 1995, we are familiar with the Fund's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of beneficial interest (the "Shares") under the Securities Act of 1933 (File No. 33-32704) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

Based upon the foregoing, it is our opinion with respect to the Shares the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Fund for its fiscal year ended December 31, 1995, assuming such Shares were sold at the public offering price and delivered by the Fund against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, fully paid, and non-assessable by the Fund.

We consent to the filing of this opinion in connection with the Notice on Form 24f-2 to be filed by the Fund with the Securities and Exchange Commission for the Fund's fiscal year ended December 31, 1995.

                     Very truly yours,


                     /s/ DECHERT PRICE & RHOADS
                     Dechert Price & Rhoads

APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C.  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

--------------------------------------------------------------------------------

  1.  Name and address of Issuer:       PACIFIC SELECT FUND
                                        700 NEWPORT CENTER DRIVE
                                        NEWPORT BEACH, CA 92660

--------------------------------------------------------------------------------
  2.  Name of each series or class of funds for which this notice is filed:

                            SEE ATTACHED WORKSHEET
--------------------------------------------------------------------------------
  3.  Investment Company Act File Number:       811-5141

      Securities Act File Number:               33-13954

--------------------------------------------------------------------------------
  4.  Last day of fiscal year for which this notice is filed:

                               December 31, 1995

--------------------------------------------------------------------------------
  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             [ ]

--------------------------------------------------------------------------------
  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                      N/A

--------------------------------------------------------------------------------
  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                     NONE

--------------------------------------------------------------------------------
  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                     NONE

--------------------------------------------------------------------------------
  9.  Number and aggregate sale price of securities sold during the fiscal year:

                            SEE ATTACHED WORKSHEET

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                               SAME AS NUMBER 9.

--------------------------------------------------------------------------------
  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction C.7):

                           Number of shares: 101,271
                       Aggregate sale price: $1,169,312

--------------------------------------------------------------------------------
  12.  Calculation of registration fee:

       (i) Aggregate sale price of securities sold
           during the fiscal year in reliance on rule
           24f-2 (from item 10):                                $  54,502,896
                                                                 ------------

      (ii) Aggregate price of shares issued in connection
           with dividend reinvestment plans (from item 11,
           if applicable):                                      +   1,169,312
                                                                -------------

     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):              _  27,518,442
                                                                -------------

      (iv) Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24f-2 (if applicable):         +
                                                                -------------

       (v) Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line(i), plus line (ii), less line (iii), plus         28,153,766
           line (iv)](if applicable):                           -------------


      (vi) Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see instruction C.6):                 x      1/2900
                                                                -------------

     (vii) Fee due [line (i) or line (v) multiplied by               9,708.26
           line (vi)]:                                          =============

 Instructions:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

--------------------------------------------------------------------------------
  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      [X]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                               February 27, 1996
--------------------------------------------------------------------------------
                                  SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By (Signature and Title)     Diane N. Ledger
                                ---------------------------------------------
                                    Vice President and Assistant Secretary
                                ---------------------------------------------

       Date  February 28, 1996
           ------------------------------

  Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------

PACIFIC SELECT FUND
FOR THE YEAR ENDED 12/31/95
RULE 24F-2 FEE

                                          # OF        DIVIDEND      # OF
PACIFIC SELECT FUND       SALES          SHARES      REINVESTED    SHARES
                        ----------      ---------    ----------    -------
Money Market            17,267,354      1,715,728       196,926     19,652
Managed Bond            11,172,513      1,050,286       417,731     39,173
Government Securities    2,068,770        206,007       109,768     10,605
High Yield Bond            168,810         17,529        10,091      1,055
Growth                   5,758,483        343,280        25,043      1,434
Equity Income            2,601,415        157,076        27,356      1,631
Multi-Strategy           5,727,554        428,065        79,853      5,847
International            4,767,620        383,524        84,710      6,517
Equity Index             1,913,022        124,749        17,779      1,109
Growth LT                3,057,355        240,723       200,055     14,248
                        ----------      ---------     ---------    -------
                        54,502,896      4,666,967     1,169,312    101,271
                        ----------      ---------     ---------    -------

                                          # OF
                        REDEMPTIONS      SHARES
                        -----------     ---------
Money Market             20,819,113     2,069,799
Managed Bond                936,955        87,926
Government Securities     1,089,418       104,098
High Yield Bond              13,071         4,417
Growth                    1,311,316        78,785
Equity Income               130,930        15,701
Multi-Strategy              570,111        44,606
International               917,862        67,688
Equity Index                858,461        53,216
Growth LT                   871,205        70,640
                         ----------     ---------
                         27,518,442     2,596,876

PACIFIC SELECT FUND
FOR THE YEAR ENDED 12/31/95
RULE 24F-2 FEE
                           (A)           (B)          (C)             (D)
                                        TOTAL                         NET
                          TOTAL        DIVIDEND      TOTAL           SALES
PACIFIC SELECT FUND       SALES       REINVESTED   REDEMPTIONS   (REDEMPTIONS)
                        ----------    ----------   -----------   -------------
                                                                  (A)+(B)-(C)
Money Market            17,267,354       196,926    20,819,113     (3,354,833)
Managed Bond            11,172,513       417,731       936,955     10,653,289
Government Securities    2,068,770       109,768     1,089,418      1,089,120
High Yield Bond            168,810        10,091        13,071        165,830
Growth                   5,758,483        25,043     1,311,316      4,472,210
Equity Income            2,601,415        27,356       130,930      2,497,841
Multi-Strategy           5,727,554        79,853       570,111      5,237,296
International            4,767,620        84,710       917,862      3,934,468
Equity Index             1,913,022        17,779       858,461      1,072,340
Growth LT                3,057,355       200,055       871,205      2,386,205
                        ----------     ---------    ----------    -----------
     TOTAL              54,502,896     1,169,312    27,518,442     28,153,766
                        ----------     ---------    ----------    -----------

FEE CALCULATION:

                              EDGAR       1/29 of 1%
                              Method        Method
                            ----------    ----------
                              (a/b)         (a*b)

Sales Less Redemptions (a)  28,153,766    28,153,766
Rate                   (b)       2,900    0.00034483
                            ----------    ----------
     Filing Fee               9,708.20      9,708.26
                            ----------    ----------

Fee due payable will be the higher of the two methods. If less than zero, no amount due.

                            ---------
AMOUNT DUE:                  9,708.26
                            ---------